Long-Term Debt - Schedule of Principal Payments (Details) (Parenthetical) - Loan Agreement [Member] - Pyxis Delta and Theta Loan Facility [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Early debt prepayment following sale of Pyxis Delta	$ 5,674
Debt principal payments	$ 3,192